Artemis Licensing Agreement (Details Narrative) (10K) - USD ($)		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Licensing fee amount	$ 500,000		$ 100,000
Nonrecoverability cost			100,000
Maximum [Member]
Carrying value of capitalized costs			100,000
Minimum [Member]
Carrying value of capitalized costs			$ 0
Artemis [Member]
Licensing fee amount		500,000
Artemis [Member] | 60 Days [Member]
Licensing fee amount		100,000
Fail to pay the due amount		100,000
Artemis [Member] | Execution of Agreement [Member] | August 2014 [Member]
Licensing fee amount		100,000
Artemis [Member] | Upon Delievery of Prototype [Member]
Licensing fee amount		100,000
Artemis [Member] | After Delievery of Prototype [Member]
Licensing fee amount		$ 200,000